Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Composition of property and equipment
	December 31,
	2015	2014
	(U.S. dollar in thousands)

Vehicles	488	510
Leasehold improvements	474	368
Office furniture and equipment	123	94
Computers, electronics and related	314	312
Property and equipment	1,399	1,284
Less: accumulated depreciation	642	572
Property and equipment, net	757	712